Leases (Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	¥ 54,727
2019	37,464
2020	46,378
2021	23,647
2022	19,044
Later fiscal years	87,260
Total minimum future rentals	¥ 268,520